Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
NET INCOME	$ 5,947	$ 5,383	$ 5,065
OTHER COMPREHENSIVE INCOME (LOSS):
Translation adjustments	(314)	362	(7)
Total other comprehensive income (loss)	(314)	362	(7)
TOTAL COMPREHENSIVE INCOME	$ 5,633	$ 5,745	$ 5,058